COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

================================================================================

                                                            FINANCIAL STATEMENTS
                                                               NOVEMBER 30, 2001

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To State Street Bank and Trust Company, Owner Trustee of
College and University Facility Loan Trust One:

We have audited the accompanying balance sheet of College and University Facility Loan Trust One (a Massachusetts business trust), including the schedule of investments, as of November 30, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period presented. These financial statements and the financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of the Loans and Investments as of November 30, 2001 by correspondence with GMAC Commercial Mortgage Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


/s/ ARTHUR ANDERSEN LLP

Boston, Massachusetts
January 4, 2002

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                                   BALANCE SHEET

================================================================================

NOVEMBER 30,                                                                           2001
=================================================================================================
ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $960,000 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)             $55,757,810
CASH                                                                                 50,000
INTEREST RECEIVABLE                                                                 777,216
DEFERRED BOND ISSUANCE COSTS (Note 2)                                               493,130
-------------------------------------------------------------------------------------------------

   Total assets                                                                  57,078,156
-------------------------------------------------------------------------------------------------

LIABILITIES:

BONDS PAYABLE (Notes 3 and 8)                                                    42,773,407
INTEREST PAYABLE (Note 3)                                                         2,247,203
ACCRUED EXPENSES AND OTHER LIABILITIES                                              178,963
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                        745,769
-------------------------------------------------------------------------------------------------

   Total liabilities                                                             45,945,342
-------------------------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                               1,001,643
DISTRIBUTIONS IN EXCESS OF TAX EARNINGS (Notes 2 and 5)                            (960,000)
PAID-IN CAPITAL (Note 2)                                                         11,091,171
-------------------------------------------------------------------------------------------------

   Total net assets                                                             $11,132,814
=================================================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                              $     11.11
=================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF OPERATIONS

================================================================================

YEAR ENDED NOVEMBER 30,                                                               2001
=================================================================================================
INVESTMENT INCOME:
   Interest income (Note 2)                                                     $6,084,773
-------------------------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                              4,711,623
   Servicer fees (Note 4)                                                           47,666
   Trustee fees (Note 4)                                                            36,183
   Other trust and bond administration expenses                                    324,196
-------------------------------------------------------------------------------------------------

     Total expenses                                                              5,119,668
-------------------------------------------------------------------------------------------------

     Net investment income                                                         965,105

PROVISION FOR LOAN LOSSES (Notes 2 and 6)                                          165,000
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $1,130,105
=================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                         STATEMENT OF CASH FLOWS

================================================================================

YEAR ENDED NOVEMBER 30,                                                                2001
=================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                            $ 2,957,186
   Interest paid                                                                 (4,905,488)
   Operating expenses paid                                                         (409,212)
-------------------------------------------------------------------------------------------------

     Net cash used in operating activities                                       (2,357,514)
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements                           569,733
   Principal payments on Loans                                                    8,594,173
-------------------------------------------------------------------------------------------------

     Net cash provided by investing activities                                    9,163,906
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                                 (5,569,612)
   Distributions to Class B certificateholders                                   (1,253,216)
-------------------------------------------------------------------------------------------------

     Net cash used in financing activities                                       (6,822,828)
-------------------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                                (16,436)

CASH, beginning of year                                                              66,436
-------------------------------------------------------------------------------------------------

CASH, end of year                                                               $    50,000
=================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                         $ 1,130,105
   Provision for loan losses                                                       (165,000)
   Decrease in interest receivable                                                   73,211
   Decrease in accrued expenses and other liabilities                                (1,167)
   Decrease in Bond interest payable                                               (284,051)
   Amortization of deferred Bond issuance costs                                      90,186
   Amortization of purchase discount on Loans                                    (3,200,798)
-------------------------------------------------------------------------------------------------

       Net cash used in operating activities                                    $(2,357,514)
=================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                    (NOTE 2 (f))

================================================================================

YEARS ENDED NOVEMBER 30,                                              2001                2000
===================================================================================================
FROM OPERATIONS:
   Net investment income                                       $   965,105         $ 1,095,334
   Provision for loan losses                                       165,000                  --

DIVIDENDS TO CERTIFICATEHOLDERS (Notes 2 and 5):
   Class A Preferred certificateholders
   ($0.1325 per certificate annually):
     From net investment income                                         --              40,126
     As tax return of capital                                           --             (61,837)
---------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations              1,130,105           1,073,623
---------------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS (Note 5):
   Redemptions of Class A Preferred certificates,
     327,709 certificates in 2000                                       --            (327,709)
   Distributions to Class B certificateholders                  (1,376,751)           (882,448)
---------------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from capital
       certificate transactions                                 (1,376,751)         (1,210,157)
---------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                        (246,646)           (136,534)

NET ASSETS:
   Beginning of year                                            11,379,460          11,515,994
---------------------------------------------------------------------------------------------------

   End of year                                                 $11,132,814         $11,379,460
===================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING
                                                  THROUGHOUT THE YEARS INDICATED
                                                                 (NOTES 1 AND 5)

================================================================================

YEARS ENDED NOVEMBER 30,                       2001             2000            1999           1998            1997
=========================================================================================================================
NET ASSET VALUE, beginning of year           $11.36            $11.17         $10.15         $ 9.54           $9.08
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                           .96              1.09           1.21           1.15            1.20

PROVISION FOR LOAN LOSSES                       .16                --             --           (.20)           (.20)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                    --               .04           (.05)          (.04)           (.15)
   As tax return of capital                      --              (.06)          (.14)          (.30)           (.39)
DISTRIBUTIONS TO CLASS B
  CERTIFICATEHOLDERS                          (1.37)             (.88)            --             --              --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of year                 $11.11            $11.36         $11.17         $10.15           $9.54
=========================================================================================================================

TOTAL INVESTMENT RETURN (a)                     N/A               N/A            N/A            N/A             N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
  end of year                                    --       $        --    $   327,709     $1,726,662      $2,963,176

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, END OF YEAR             $11,132,814       $11,379,460    $11,188,285    $10,166,524      $9,553,099
=========================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to
     average net assets applicable to
     Class B certificates                     45.48%(b)         50.42%(b)      59.53%(b)      71.95%(b)       83.43%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                   8.57%             9.71%         11.41%         11.69%          12.83%

   Number of Class B certificates
     outstanding, end of year             1,001,643         1,001,643      1,001,643      1,001,643       1,001,643

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.63%, 3.44%, 3.60%, 2.73% and 2.40% in 2001, 2000, 1999, 1998 and 1997, respectively.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.     ORGANIZATION                   College and University Facility Loan Trust
       AND BUSINESS                   One (the Trust) was formed on September
                                      17, 1987 as a business trust under the
                                      laws of the Commonwealth of Massachusetts by a declaration of trust by State Street
                                      Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                                      Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                      The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                                      (ED) under the College Housing Loan
                                      Program or the Academic Facilities Loan
                                      Program. The Loans, which have been
                                      assigned to Bank One Trust Company, NA,
                                      formerly The First National Bank of
                                      Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.     ORGANIZATION                   All payments on the Loans and earnings
       AND BUSINESS                   under the investment agreements and any
       (Continued)                    required transfers from the Expense,
                                      Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                      Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity
                                      Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                                      On the Closing Date, certificates were
                                      issued by the Trust to ED as partial
                                      payments for the Loans. In December 1989,
                                      ED sold, through a private placement, all of its ownership interest in the Trust.

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT
       ACCOUNTING                     The Loans were purchased and recorded at a
       POLICIES                       discount below par. Pursuant to a
                                      "no-action letter" that the Trust received from the Securities and Exchange
                                      Commission, the Loans, included in
                                      investments in the accompanying balance
                                      sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2001 was approximately
                                      $24,450,000. As a result of prepayments of Loans in the year ended November 30, 2001, additional interest income of approximately $151,000 was recognized.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT                        (Continued)
       ACCOUNTING
       POLICIES                       The Trust's policy is to discontinue the
       (Continued)                    accrual of interest on Loans for which
                                      payment of principal or interest is 180
                                      days or more past due or for other such
                                      Loans if management believes the
                                      collection of interest and principal is
                                      doubtful. When a Loan is placed on
                                      nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                                      Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2001, one
                                      Loan has been placed on nonaccrual status, as discussed in Note 6.

                                      (b) OTHER INVESTMENTS

                                      Other investments, which are included in investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                                      (c) FEDERAL INCOME TAXES

                                      It is the Trust's policy to comply with
                                      the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                      For tax purposes, the Loans were
                                      transferred to the Trust at their face
                                      values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (d) DEFERRED BOND ISSUANCE COSTS
       SIGNIFICANT
       ACCOUNTING                     Deferred Bond issuance costs are being
       POLICIES                       amortized using the effective
       (Continued)                    interest-rate method, assuming that all
                                      mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

                                      (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN
                                          AND ALLOWANCE FOR LOAN LOSSES

                                      The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                                      The methodology for assessing the
                                      appropriateness of the allowance consists of a review of the following three key elements:

                                           (1)  a valuation allowance for loans
                                                identified as impaired,

                                           (2)  a formula-based general
                                                allowance for the various loan
                                                portfolio classifications, and

                                           (3)  an unallocated allowance.

                                      A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. When impaired loans are evaluated, if the difference between the net present value of the impaired loan (or fair value of the collateral if the loan is collateral-dependent) is lower than the amortized cost of the loan, the shortfall is reflected as a valuation allowance.

                                      The formula-based general allowance is
                                      derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN
       SIGNIFICANT                        AND ALLOWANCE FOR LOAN LOSSES
       ACCOUNTING                         (Continued)
       POLICIES
       (Continued)                    In addition to the valuation and
                                      formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                                      There are inherent uncertainties with
                                      respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                                      (f) PRESENTATION OF CAPITAL DISTRIBUTIONS

                                      Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                                      In accordance with SOP 93-2, the Trust
                                      reclassifies certain amounts from
                                      distributions in excess of tax earnings to paid in capital. The total reclassification was $411,646 as of November 30, 2001. This reclassification has no impact on the net investment income or net assets of the Trust.

                                      The reclassifications are a result of
                                      permanent differences between generally
                                      accepted accounting principles and tax
                                      accounting for such items as net operating losses and the accretion of purchase discount on the Loans. The amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying balance sheet.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (f) PRESENTATION OF CAPITAL DISTRIBUTIONS
       SIGNIFICANT                        (Continued)
       ACCOUNTING
       POLICIES                       On December 1, 2000 and June 1, 2001
       (Continued)                    distributions of $0.62 and $0.63 per
                                      certificate were declared and paid to
                                      certificateholders of record on November
                                      20, 2000 and May 20, 2001, respectively.

                                      The tax character of distributions paid
                                      during the year ended November 30, 2001
                                      were as follows:

                                      Distributions paid from:

                                      Ordinary income                 $   42,652
                                      Long-term capital gain                  --
                                      Return of capital                1,210,564
                                      ------------------------------------------

                                      Total distributions             $1,253,216
                                      ==========================================

                                      As of November 30, 2001, the components of distributable earnings on a tax basis were as follows:

                                      Undistributed ordinary loss     $(960,000)
                                      Undistributed long-term gain           --
                                      Unrealized appreciation                --
                                      -----------------------------------------

                                                                      $(960,000)
                                      =========================================

                                      (g) USE OF ESTIMATES

                                      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (h) NEW ACCOUNTING PRONOUNCEMENT
       SIGNIFICANT
       ACCOUNTING                     Effective December 1, 2000, the Trust
       POLICIES                       adopted the SFAS No. 133, "ACCOUNTING FOR
       (Continued)                    DERIVATIVE INSTRUMENTS AND HEDGING
                                      ACTIVITIES," as amended by SFAS No. 137
                                      and 138 (collectively SFAS 133). This
                                      standard establishes accounting and
                                      reporting standards for derivative
                                      instruments and for hedging activities.
                                      SFAS 133 requires all derivatives,
                                      including certain derivative instruments embedded in other contracts, to be recognized as assets or liabilities on the balance sheet and measured at fair value.
                                      The adoption of SFAS 133 did not have a
                                      material impact on the Trust's financial position or results of operations.

3.     BONDS                          The Bonds outstanding at November 30, 2001
                                      consist of the following:

                                                                                                               Principal
                                                            Interest                  Stated                     Amount
                                      Type                    Rate                   Maturity                    (000s)
                                      ===================================================================================
                                      Term                   10.20%             June 1, 2002                    $ 5,196
                                      Term                   10.55              December 1, 2014                 37,577
                                      -----------------------------------------------------------------------------------

                                                                                                                $42,773
                                      ===================================================================================

                                      The Bonds maturing on June 1, 2002 are
                                      being redeemed, in part, on a pro rata
                                      basis by application of mandatory
                                      semiannual payments and commencing
                                      December 1, 2002, the Bonds maturing on
                                      December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

3.     BONDS                          On December 1, 2001, the Trust made the
       (Continued)                    mandatory redemption of $2,934,733 on the
                                      Bonds maturing on June 1, 2002.

                                      The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at November 30, 2001, are as follows:

                                                                          Amount
                                      FISCAL YEAR                        (000's)
                                      ==========================================
                                      2002                               $ 5,196
                                      2003                                 4,447
                                      2004                                 4,397
                                      2005                                 4,091
                                      2006                                 3,457
                                      Thereafter                          21,185
                                      ------------------------------------------

                                      Total                              $42,773
                                      ==========================================

                                      The Bonds are not subject to optional
                                      redemption by either the Trust or the
                                      bondholders.

                                      In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                      As required by the Indenture, the
                                      scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the December 1, 2001 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $7,240,171.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

4.     ADMINISTRATIVE                 (a) SERVICER
       AGREEMENTS
                                      As compensation for the services provided under the servicing agreement, GMAC
                                      Commercial Mortgage Corporation receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2001, this fee totaled
                                      $47,666, which includes other related
                                      expenses of $6,399.

                                      (b) TRUSTEES

                                      As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                      o    The Owner Trustee, in its capacities
                                           as manager of the Trust and as Owner
                                           Trustee, earned fees of $11,950 and
                                           $10,755, respectively, for the year
                                           ended November 30, 2001. In addition,
                                           the owner trustee incurred $1,430 for
                                           out-of-pocket expenses.

                                      o    The Bond Trustee is entitled to an
                                           annual fee equal to 0.025 of 1% of
                                           the aggregate outstanding principal
                                           of the Bonds on the bond payment date
                                           immediately preceding the date of
                                           payment of such fee. In addition, the
                                           Bond Trustee is reimbursed for other
                                           agreed-upon related expenses. The
                                           Bond Trustee is also reimbursed for
                                           out-of-pocket expenses in an amount
                                           not to exceed 4% of the applicable
                                           annual fee. For the year ended
                                           November 30, 2001, total Bond Trustee
                                           fees and out-of-pocket expenses
                                           amounted to $12,048.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

5.     CERTIFICATES                   At the establishment of the Trust, the
                                      certificates were comprised of two
                                      classes, namely 13.25% Class A Preferred and Class B. During 2000, Class A
                                      Preferred certificates were fully
                                      redeemed. As such, the holders of each of the Class B certificates received amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis.
                                      On December 2, 2001, a distribution of
                                      $745,769 was made to the Class B
                                      certificateholders. This payment is
                                      reflected as a liability in the
                                      accompanying balance sheet.

                                      The certificateholders shall each be
                                      entitled to one vote per certificate.

                                      While the Bonds are outstanding,
                                      distributions to the Class B
                                      certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

6.     ALLOWANCE FOR                  An analysis of the allowance for loan
       LOAN LOSSES                    losses for the year ended November 30,
                                      2001 is summarized as follows:

                                      Balance, beginning of year     $1,125,000
                                      Provision                        (165,000)
                                      Charge-offs                            --
                                      -----------------------------------------

                                      Balance, end of year           $  960,000
                                      =========================================

                                      At November 30, 2001, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000. The recorded investment in that loan, approximately $653,000 with a related allowance for loan loss of $457,000, is considered to be impaired under SFAS 114.

                                      The average recorded investment in the
                                      impaired loan during the year ended
                                      November 30, 2001 was approximately
                                      $689,000. For the year ended November 30,
                                      2001, no interest income was recognized on the impaired loan. See Note 2(e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          Scheduled principal and interest payments
                                      on the Loans as of November 30, 2001,
                                      excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                                         Principal       Interest
                                                                          Payments       Payments           Total
                                      FISCAL YEAR                          (000s)         (000s)            (000s)
                                      ================================================================================
                                      2002                                $ 6,875         $ 1,899          $ 8,774
                                      2003                                  6,235           1,672            7,907
                                      2004                                  5,872           1,474            7,346
                                      2005                                  5,268           1,293            6,561
                                      2006                                  4,390           1,136            5,526
                                      Thereafter                           33,662           5,494           39,156
                                      --------------------------------------------------------------------------------

                                      Total                               $62,302         $12,968          $75,270
                                      ================================================================================

                                      Expected payments may differ from
                                      contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          The following analysis summarizes the
       (Continued)                    stratification of the loan portfolio by
                                      type of collateral and institution as of November 30, 2001:

                                                                                           Amortized
                                                                              Number          Cost
                                      TYPE OF COLLATERAL                     of Loans        (000s)              %
                                      ==================================================================================
                                      Loans secured by a
                                        first mortgage                           82         $19,734            48.5%

                                      Loans not secured by
                                        a first mortgage                         54          20,989            51.5
                                      ----------------------------------------------------------------------------------

                                      Total Loans                               136         $40,723           100.0%
                                      ==================================================================================

                                                                                           Amortized
                                                                              Number          Cost
                                      TYPE OF INSTITUTION                    of Loans        (000s)              %
                                      ==================================================================================
                                      Private                                    85         $19,365            47.6%

                                      Public                                     51          21,358            52.4
                                      ----------------------------------------------------------------------------------

                                      Total Loans                               136         $40,723           100.0%
                                      ==================================================================================

                                      The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          The collateral for Loans that are secured
       (Continued)                    by a mortgage on real estate generally
                                      consists of special purpose facilities,
                                      such as dormitories, dining halls and
                                      gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.     FAIR VALUE                     SFAS No. 107, "DISCLOSURES ABOUT FAIR
       OF FINANCIAL                   VALUE OF FINANCIAL INSTRUMENTS," allows
       INSTRUMENTS                    for the use of a wide range of valuation
                                      techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information.
                                      Accordingly, the fair value information
                                      presented below does not purport to
                                      represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.
                                      Further, as the assumptions inherent in
                                      fair value estimates change, the fair
                                      value estimates will change.

                                      Current market prices are not available
                                      for most of the Trust's financial
                                      instruments since an active market
                                      generally does not exist for such
                                      instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST ONE

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

8.     FAIR VALUE                     The estimated fair value of each category
       OF FINANCIAL                   of the Trust's financial instruments and
       INSTRUMENTS                    the related book value presented in the
       (Continued)                    accompanying balance sheet as of November
                                      30, 2001 are as follows:

                                                                                        Book Value            Fair Value
                                                                                          (000s)                (000s)
                                      ==================================================================================
                                      Loans                                              $39,763 *             $56,818

                                      Investment Agreements:
                                         Revenue Fund                                     13,395                14,381
                                         Liquidity Fund                                    2,600                 3,661
                                      ----------------------------------------------------------------------------------

                                                                                         $55,758               $74,860
                                      ==================================================================================

                                      Bonds                                              $42,773               $51,036
                                      ==================================================================================

                                      *Net of allowance for loan losses of
                                      $960,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

 Outstanding                                                               Stated                       Internal     Amortized
  Principal                                                               Interest       Maturity       Rate of     Cost (Notes
   Balance                             Description                         Rate %          Date         Return %      1 and 2)
--------------    ---------------------------------------------------    ----------     ----------      --------    -----------
                  COLLEGE AND UNIVERSITY LOANS (71.3%)
                  ---------- A ---------
        $1,160    Albion College                                              3.00      10/01/2015         12.51           $653
           257    Alfred University                                           3.00      11/01/2007         12.41            191
           415    Alma College                                                3.00      04/01/2010         11.87            292
           110    Alverno College                                            3.375      10/01/2003         12.52             96
           210    Anderson College                                            3.00      03/01/2010         13.02            141
           464    Appalachian State University                           3.00-3.625     07/01/2004         11.80            391
           132    Arizona State University                                    3.50      10/01/2003         11.72            118
           192    Atlantic Union College                                      3.00      05/01/2023         12.68             88
         1,230    Augsburg College                                            3.00      04/01/2016         12.95            682
           708    Azusa Pacific University                                    3.00      04/01/2017         12.96            378
                  ---------- B ---------
           560    Baptist College at Charleston                               3.00      03/01/2014         12.96            329
            55    Benedict College                                            3.00      11/01/2006         12.42             42
           168    Birmingham-Southern College                                 3.00      10/01/2006         12.48            134
           344    Birmingham-Southern College                                 3.00      10/01/2010         12.47            229
            74    Black Hills State College                                   3.00      10/01/2005         11.76             61
            68    Black Hills State College                                   3.00      10/01/2007         11.77             52
           824    Boston University                                           3.00      12/31/2022         11.87            400
           151    Bryan College                                               3.00      02/01/2010         12.68            102
                  ---------- C ---------
         1,730    California State University                                 3.00      11/01/2012         10.57          1,169
           537    Carnegie - Mellon University                                3.00      11/01/2017         10.45            326
         1,725    Case Western Reserve University                             3.00      04/01/2016         10.54          1,082
           299    Central Washington University                               3.75      10/01/2004         11.03            263
             9    Chaminade College of Honolulu                               3.50      10/01/2002         12.55              8
           222    Chaminade College of Honolulu                               3.00      10/01/2011         12.47            144
            69    Champlain College                                           3.00      10/01/2010         12.66             47
            39    Claflin College                                             3.00      11/01/2002         12.57             36
           880    College of Charleston                                       3.00      07/01/2016         12.02            501
           525    College of St. Thomas                                       3.00      04/01/2017         12.95            282
           282    College of the Virgin Islands                               3.00      10/01/2004         11.83            238
           625    Colorado State University                                  3.625      04/01/2005         11.98            534
           348    Community College of Rhode Island                           3.00      04/01/2018         12.10            191
           600    Concordia College                                           3.00      05/01/2011         12.64            406

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                               Stated                       Internal     Amortized
  Principal                                                               Interest       Maturity       Rate of     Cost (Notes
   Balance                             Description                         Rate %          Date         Return %      1 and 2)
--------------    ---------------------------------------------------    ----------     ----------      --------    -----------
                  ---------- D ---------
          $305    Daniel Webster College                                      3.00      04/01/2019         12.99           $156
           329    Dean Junior College                                         3.00      04/01/2016         12.96            187
             2    Dillard University                                         3.375      04/01/2002         13.41              2
           965    Drake University                                            3.00      10/01/2012         12.71            605
                  ---------- E ---------
           157    Eckerd College                                              3.50      07/01/2003         12.53            136
            32    Eckerd College                                              3.75      03/01/2005         13.04             27
             8    Emory University                                           3.375      07/01/2002         12.59              7
           110    Emory University                                           3.375      03/01/2003         13.25             99
           330    Emporia State University                                    3.00      04/01/2009         12.33            240
                  ---------- F ---------
           109    Fairleigh Dickinson University                              3.50      11/01/2003         11.66             97
           104    Fairleigh Dickinson University                              3.00      11/01/2020         12.09             53
             7    Findlay College                                            3.375      07/01/2002         12.56              6
         2,871    Finlandia University (A) (formerly Suomi College)           3.00      08/01/2014         12.70            653
           220    Florida Atlantic University                                 3.00      07/01/2006         11.85            171
            44    Florida Institute of Technology                             3.00      02/01/2006         13.17             35
           100    Foothill College                                            3.00      10/01/2006         11.76             79
            56    Fort Hays State University                                 3.375      10/01/2002         11.74             51
                  ---------- G ---------
           654    Gordon College                                              3.50      04/01/2013         12.84            412
           675    Grambling State University                              3.00-3.75     10/01/2005         11.70            551
                  ---------- H ---------
            98    Hampshire College                                           3.00      11/01/2006         12.43             79
           610    Harcum Junior College                                       3.00      11/01/2015         12.44            345
           360    Haverford College                                          3.625      11/01/2013         12.29            226
           110    High Point College                                          3.00      12/01/2007         11.72             78
                  ---------- I ---------
            39    Inter American University of San Juan                   2.75-3.00     12/01/2001         11.63             37
           725    Iowa State University of Ames                               3.00      07/01/2007         10.63            563
                  ---------- J ---------
           290    Jackson State University                                    3.00      01/01/2007         12.50            222
           504    Jarvis Christian College                                    3.00      04/01/2019         12.96            256
                  ---------- K ---------
           100    Kansas Newman College                                       3.00      04/01/2006         13.10             79
            70    Kansas State University                                    3.375      04/01/2002         11.79             67
         1,040    Kent State University                                       3.00      12/01/2008         10.55            792
           117    Knox College                                                3.00      05/01/2007         12.72             90

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                               Stated                       Internal     Amortized
  Principal                                                               Interest       Maturity       Rate of     Cost (Notes
   Balance                             Description                         Rate %          Date         Return %      1 and 2)
--------------    ---------------------------------------------------    ----------     ----------      --------    -----------
                  ---------- L ---------
          $188    Laredo Junior College                                       3.00      08/01/2009         11.82           $132
            30    Lawrence University                                        3.375      04/01/2002         13.34             28
           535    Long Island University                                      3.00      06/01/2016         12.34            292
           392    Long Island University                                      3.75      10/01/2005         12.42            320
             5    Louisiana State University                                  3.50      07/01/2002         10.50              5
                  ---------- M ---------
           305    McKendree College                                           3.00      04/01/2007         13.07            231
           664    Michigan State University                                   3.00      05/01/2020         10.96            369
         1,198    Middlebury College                                          3.00      04/01/2018         12.87            669
            23    Mississippi State University                                3.50      12/01/2001         10.82             22
            70    Mississippi Valley State                                    3.00      07/01/2008         11.89             51
           418    Missouri Southern State College                             3.00      12/01/2008         10.56            315
           224    Missouri Western State College                              3.00      10/01/2008         11.77            164
           302    Montclair State College                                     3.00      07/01/2008         11.32            222
           265    Monterey Peninsula College                                  3.00      10/01/2018         11.95            141
           102    Montreat-Anderson College                                   3.00      12/01/2019         12.19             53
           797    Morris College                                              3.00      11/01/2013         12.42            480
                  ---------- N ---------
           332    New England College                                        3.625      10/01/2013         12.37            210
           915    New England College                                         3.00      04/01/2019         12.96            464
           660    North Carolina State University                             3.00      09/01/2006          8.02            570
                  ---------- O ---------
         1,780    Old Dominion University                                     3.00      06/01/2013         11.70          1,099
            48    Ouachita Baptist University                                3.375      12/01/2002         11.63             44
                  ---------- P ---------
            23    Providence Hospital                                        3.375      01/01/2002         11.33             22
                  ---------- R ---------
           167    Riverside Hospital                                          3.00      04/01/2007         13.09            129
           578    Rivier College                                             3.625      04/01/2014         12.78            358
                  ---------- S ---------
           365    San Diego State University                                  3.00      11/01/2021         11.93            182
           760    San Francisco State University                              3.00      11/01/2021         11.93            379
         1,036    Sarah Lawrence College                                      3.00      11/01/2021         12.64            506
           158    Scripps College                                             3.00      10/01/2005         12.51            128
         1,295    South Dakota State University                               3.00      04/01/2016         12.31            747
           715    Southeast Missouri State                                    3.50      04/01/2005         12.32            604
           116    Southern Arkansas University                                3.75      10/01/2004         11.76            100
           137    Springfield College                                         3.00      05/01/2011         12.59             91

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                               Stated                       Internal     Amortized
  Principal                                                               Interest       Maturity       Rate of     Cost (Notes
   Balance                             Description                         Rate %          Date         Return %      1 and 2)
--------------    ---------------------------------------------------    ----------     ----------      --------    -----------
          $173    St. Edward's University                                    3.625      04/01/2013         12.80           $110
            84    St. Mary's University of San Antonio                        3.75      11/01/2002         12.47             77
           150    St. Michael's College                                       3.00      04/01/2008         13.06            113
            51    Stanford University                                        3.125      04/01/2002          9.82             49
           871    Stanford University                                         3.00      05/01/2024         10.40            463
            22    Stillman College                                            3.00      02/01/2007         13.24             17
           100    Susquehanna University                                      3.00      11/01/2006         12.44             78
           350    Susquehanna University                                     3.625      11/01/2014         12.32            213
           119    Swarthmore College                                          3.00      11/01/2013         12.30             73
                  ---------- T ---------
           490    Taylor University                                           3.00      10/01/2010         12.45            326
           418    Temple University                                          3.375      11/01/2014         11.99            261
           207    Texas College                                               3.00      04/01/2007         13.09            158
           598    Texas Tech University                                      3.625      03/01/2013         10.80            412
         4,145    Texas Tech University                                  3.375-3.50     03/01/2012         10.83          2,916
           116    Tougaloo College                                            3.00      06/01/2021         12.44             55
           331    Tufts University                                           3.625      10/01/2004         12.47            282
                  ---------- U ---------
         1,686    University of Alabama                                       3.00      05/01/2021         12.27            852
           101    University of Arkansas at Monticello                       3.625      04/01/2004         12.40             89
             9    University of Chicago                                       3.50      12/01/2001         11.63              9
           623    University of Florida                                       3.00      01/01/2005         12.51            523
           655    University of Hawaii at Manoa                               3.00      10/01/2006         11.76            514
           642    University of Missouri at Columbia                         3.625      05/01/2004         11.63            575
            30    University of Missouri at Rolla                             3.50      05/01/2003         11.68             28
           231    University of Montevallo                                    3.00      05/01/2023         12.30            110
           121    University of Nebraska                                      3.00      07/01/2013         10.59             81
            79    University of North Carolina                                3.50      07/01/2002         10.60             73
         1,260    University of North Carolina                                3.00      01/01/2018         11.49            713
         1,570    University of Notre Dame                                    3.00      04/01/2018         12.95            816
           247    University of Portland                                      3.00      04/01/2013         12.95            150
           758    University of South Dakota                                 3.625      10/01/2013         11.74            489
         1,855    University of South Florida                                 3.00      07/01/2013         11.97          1,134
           244    University of Steubenville                                 3.375      04/01/2012         12.88            157
           295    University of Steubenville                                  3.00      04/01/2017         12.96            158
         2,548    University of Vermont                                       3.00      10/01/2019         12.19          1,328
           160    Utah State University                                       3.50      04/01/2002         11.76            153

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

 Outstanding                                                               Stated                       Internal     Amortized
  Principal                                                               Interest       Maturity       Rate of     Cost (Notes
   Balance                             Description                         Rate %          Date         Return %      1 and 2)
--------------    ---------------------------------------------------    ----------     ----------      --------    -----------
                  ---------- V ---------
          $609    Vanderbilt University                                       3.00      08/01/2005         10.69           $505
           565    Vanderbilt University                                       3.00      06/30/2009         10.39            423
                  ---------- W ---------
           109    West Virginia Wesleyan College                              3.50      05/01/2002         13.43            104
         1,180    Western Maryland College                                    3.00      11/01/2016         12.44            649
           120    Western Washington University                               3.00      10/01/2007         11.16             93
                  ---------- X ---------
           495    Xavier University                                           3.00      10/01/2017         12.54            260
--------------                                                                                                      -----------
        65,173    Total College and University Loans                                                                     40,723
--------------

                  Allowance for Loan Losses                                                                                 960
                                                                                                                    -----------

                  Net Loans of the Trust                                                                                 39,763
                                                                                                                    -----------

                  INVESTMENT AGREEMENTS (28.7%)

         2,600    FNMA #787 Liquidity Fund                                    8.00      12/01/2014          8.00          2,600
        13,395    FNMA #786 Revenue Fund                                      5.00      12/01/2014          5.00         13,395
--------------                                                                                                      -----------
        15,995    Total Investment Agreements                                                                            15,995
--------------                                                                                                      -----------
       $81,168    Total Investments (100.0%)                                                                            $55,758
==============                                                                                                      ===========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.


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